Leases - Future Commitments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of leases [Line Items]
Total lease payments	$ 114,787	$ 140,063
Amounts representing interest	(15,381)	(23,309)
Present value of net lease payments	99,406	116,754
Current portion of lease obligations	(22,882)	(23,682)
Non-current portion of lease obligations	76,524	93,072
Less than 1 year
Disclosure Of leases [Line Items]
Total lease payments	27,927	29,217
1 - 3 years
Disclosure Of leases [Line Items]
Total lease payments	41,270	46,501
3 - 5 years
Disclosure Of leases [Line Items]
Total lease payments	31,412	38,177
After 5 years
Disclosure Of leases [Line Items]
Total lease payments	$ 14,178	$ 26,168